Note 16 - Tax Expense	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16	Tax expense

	2023	2022	2021
Tax recognised in profit or loss

Current tax	7,642	9,932	9,051
Income tax - current year	4,821	8,707	8,769
Income tax - change in tax estimate	1,944	(46)	(168)
Withholding tax - current year	867	1,271	450
Acquisition of Bilboes Gold tax liability (note 5)	10	-	-

Deferred tax expense	5,168	6,838	5,806
Origination and reversal of temporary differences	5,168	6,838	5,806

Tax expense – recognised in profit or loss	12,810	16,770	14,857

Tax recognised in other comprehensive income
Income tax - current year	-	-	-

Tax expense	12,810	16,770	14,857

16	Tax expense (continued)

Unrecognised deferred tax assets

	2023	2022	2021

Bilboes Holdings (Private) Limited*	4,447	-	-
Caledonia Holdings Zimbabwe (Private) Limited – mining	2,942	-	-
Caledonia Holdings Zimbabwe (Private) Limited - services	1,805	1,805	1,205
Blanket Employee Trust Services (Private) Limited	260	227	130
Caledonia Mining Services (Private) Limited	-	69	5
Greenstone Management Services (Pty) Ltd (UK) @	144	176	139
Tax losses carried forward	9,598	2,277	1,479

Taxable losses do not expire for the entities incurring taxable losses within the Group, unless the entities cease trading. Tax losses carried forward relate to Caledonia Holdings Zimbabwe (Private) Limited and Bilboes Holdings (Private) Limited.  Deferred tax assets have not been recognised in these entities as future taxable income is not deemed probable to utilise these losses against.

*	Assessed losses of Bilboes of $3,763 was acquired during 2023.
@	Assessed losses of Greenstone Management Services (Pty) Ltd (UK) are not carried over and reset to zero each year.

Tax paid	2023	2022	2021

Net income tax payable at January 1	(1,284)	(1,461)	(419)
Current tax expense	(7,642)	(9,932)	(9,051)
Acquisition of Bilboes Gold tax liability (note 5)	(10)	–	–
Foreign currency movement	840	3,243	583
Tax paid	9,206	6,866	7,426
Net income tax receivable/ (payable) at December 31	1,110	(1,284)	(1,461)

16	Tax expense (continued)

Reconciliation of tax rate

Profit for the year	(618)	22,866	23,142
Total tax expense	12,810	16,770	14,857
Profit before tax	12,192	39,636	37,999

Income tax at Company's domestic tax rate (1)	-	-	-
Tax rate differences in foreign jurisdictions (2)	5,808	12,600	11,847
Effect of income tax calculated in RTGS$ as required by PN26 (3)	-	713	590
Management fee – withholding tax on deemed dividend portion	398	247	342
Management fee – non-deductible deemed dividend	675	735	611
Management fee – withholding tax - current year	169	174	148
Withholding tax on intercompany dividends	300	850	-
Non-deductible expenditure
- Donations	318	269	311
- Other non-deductible expenditure	37	1,613	904
Unrealised foreign exchange gains	(642)	(1,322)	(614)
Change in tax estimates
- Zimbabwean income tax	1,891	-	(166)
- South African income tax	53	(46)	(2)
Change in unrecognised tax losses	3,803	937	886
Tax expense - recognised in profit or loss	12,810	16,770	14,857

(1)	The tax rate in Jersey, Channel Islands is 0% (2022: 0%, 2021: 0%).
(2)

The effective tax rate of 105.07% (2022: 42.31%) exceeds the statutory tax rates of subsidiaries of the Company, as certain expenditures are incurred by the Company that are not tax-deductible against taxable income in Zimbabwe and South Africa, where the enacted tax rates are 24.72% (2022: 24.72%) and 27.00% (2022: 28%) respectively.

(3)

In 2019 ZIMRA issued PN26 that was affected retrospectively from February 22, 2019. The public notice provided clarity on Section 4 (a) of the Finance Act [Chapter 23.04] of Zimbabwe, which required that the calculation of taxable income be performed in RTGS$ and that the payment of the tax be in the ratio of the currency that the taxable income and revenue is earned. The reconciling item reconciled the profit before tax calculated using US Dollars as the functional currency of the Zimbabwean entities to taxable income calculated in RTGS$. PN26 was superseded by Section 37AA of the Income Tax Act [Chapter 23:06] of Zimbabwe, which requires taxpayers to submit separate tax returns where any part of the income from trade or investment is earned in foreign currency. Section 37AA stated that the calculation of taxable income be expressed in foreign currency and RTGS$ and that the payment of the tax payable be made proportionately to reflect the percentage share of income earned in all foreign currencies and the percentage earned in Zimbabwe dollars. The section further provides that the RTGS$ should be converted to US$ using the average auction rate of exchange for the year of assessment, with the same being applicable to US$ amounts that need to be converted to RTGS$.

On November 30,2023, the Zimbabwean Government announced in the 2024 National Budget Statement that the income tax rate will increase from 24.72% to 25.75% with effect from January 1, 2024. This was gazetted into law on December 30, 2023.

The South African Government announced in the 2021 National Budget Statement that the income tax rate will be reduced from 28.00% to 27.00% for the years of assessment ending on and after March 31, 2023.  This resulted in a change in the estimated deferred tax asset.

16	Tax expense (continued)

Recognised deferred tax assets and liabilities

	Assets		Liabilities		Net
	2023	2022	2023	2022	2023	2022
Property, plant and equipment	-	-	(6,348)	(6,323)	(6,348)	(6,323)
Exploration and evaluation assets	-	-	(146)	(2)	(146)	(2)
Inventories – obsolete stock	65	(163)	-	-	65	(163)
Prepayments	-	-	(9)	(5)	(9)	(5)
Unrealised foreign exchange	-	733	-	-	-	733
Trade and other payables	190	814	-	-	190	814
Provisions	204	25	-	-	204	25
Other	66	-	-	-	66	-
Tax assets/ (liabilities)	525	1,409	(6,503)	(6,330)	(5,978)*	(4,921)*

*

The net deferred tax liability consists of a deferred tax asset of $153 (2022: $202) from the South African operation and a net deferred tax liability of $6,131 (2022: $5,123) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset.  The amounts are presented as part of non-current assets and non-current liabilities in the statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.

Movement in recognised deferred tax assets and liabilities

	Balance January 1, 2023	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2023
Property, plant and equipment	(6,323)	(5,737)	5,712	(6,348)
Exploration and evaluation assets	(2)	-	(144)	(146)
Inventories – obsolete stock	(163)	90	138	65
Prepayments	(5)	(5)	1	(9)
Unrealised foreign exchange	733	-	(733)	-
Trade and other payables	814	(111)	(513)	190
Provisions	25	529	(350)	204
Other	-	66	-	66
Tax (liabilities)/ assets	(4,921)	(5,168)	4,111	(5,978)

	Balance January 1, 2022	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2022
Property, plant and equipment	(9,328)	(8,560)	11,565	(6,323)
Exploration and evaluation assets	(47)	10	35	(2)
Inventories - obsolete stock	3	(295)	129	(163)
Prepayments	(10)	4	1	(5)
Unrealised foreign exchange	499	1,179	(945)	733
Trade and other payables	989	794	(969)	814
Provisions	54	30	(59)	25
Tax (liabilities)/ assets	(7,840)	(6,838)	9,757	(4,921)